SHORT-TERM BANK LOANS AND OTHER BORROWINGS (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Line of Credit Facility [Line Items]
Incremental borrowing rate	3.625%		3.625%
Interest expense	$ 21,431	$ 28,448
Interest expense borrowings	$ 49,111	$ 67,148
Minimum [Member]
Line of Credit Facility [Line Items]
Interest rate	3.00%	3.375%
Maximum [Member]
Line of Credit Facility [Line Items]
Interest rate	3.75%	3.50%
Hong Kong Dollar Best Lending Rate [Member]
Line of Credit Facility [Line Items]
Incremental borrowing rate	2.25%